Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events:

The General Partner evaluates events that occur after the balance sheet date but before and up until financial statements are available to be issued. The General Partner has assessed the subsequent events through the date the financial statements were issued and has determined that, other than that described below, there were no subsequent events requiring adjustment to or disclosure in each respective Partnership’s financial statements.

Effective on January 1, 2018, Tactical Currency allocated a portion of its assets to P/E Global LLC (“P/E Global”), which will be managed and traded by P/E Global pursuant to its FX Standard Strategy – MS Program.

Effective on January 1, 2018, Tactical Currency also allocated a portion of its assets to Greenwave Capital Management LLC (“Greenwave”), which will be managed and traded by Greenwave pursuant to the Greenwave Flagship Plus Program at a trading level of up to 2.0 times the portion of Tactical Currency’s assets allocated to Greenwave.

Effective January 1, 2018, the monthly management fee paid by Tactical Currency to Cambridge was reduced to 1/12 of 1.0% (1.0% per year) of the beginning of the month net assets allocated to Cambridge.

Effective January 1, 2018, Tactical Currency will pay Cambridge an incentive fee of 15% of new trading profits annually rather than quarterly.

Effective January 1, 2018, the General Partner fee paid by Tactical Currency to Ceres was reduced to 1/12 of 0.75% (0.75% per year) of the beginning of the month net assets. Tactical Currency will also pay brokerage, administrative, operating, offering and organizational expenses and its indirect pro-rata share of such expenses from its underlying funds to the extent such fees do not exceed 0.85% annually of the net assets of Tactical Currency, in which case Ceres will pay such expenses that exceed 0.85% annually.

As of January 1, 2018, Tactical Currency began offering two classes of limited partnership interests: Class A Units and Class Z Units, each of which will be referred to as a “Class.” All units issued prior to January 1, 2018 were deemed “Class A Units.” The rights, liabilities, risks, and fees associated with investment in the Class A Units were not changed.

Effective on February 1, 2018, Tactical Currency allocated a portion of its assets to AE Capital PTY Limited, which is invested in CMF AE Capital Master Fund LLC and traded pursuant to the AE Systematic FX Fund Program.